Fair Value of Assets and Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fixed income securities	$ 4,991,203	$ 5,491,047
Gains (losses) for Level 3 assets and liabilities still held at the balance sheet date, included in earnings	5,200	64,700	$ 7,500
Gains (losses) for Level 3 assets still held at the balance sheet date, included in investment income	5,717	62,906	(1,223)
Gains (losses) for Level 3 assets still held at the balance sheet date, included in interest credited to contract holder funds	283	(151)	(297)
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in life and annuity contract benefits	(792)	2,000	9,000
Capital Gain
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in investment income	(2,000)	55,700	(7,900)
Investment Income
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Gains (losses) for Level 3 assets still held at the balance sheet date, included in investment income	7,700	7,200	$ 6,700
Significant unobservable inputs (Level 3)
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fixed income securities	279,637	320,332
Significant unobservable inputs (Level 3) | Fixed income securities - non-binding broker quotes
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fixed income securities	$ 258,700	$ 290,900